Note 34 - Business combinations (Tables)	12 Months Ended
Dec. 31, 2023
Global Pipe Company
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combination [text block]
Fair value of acquired assets and liabilities as of acquisition date (May, 17, 2023):	$ million
Property, Plant and Equipment	173
Working capital	34
Cash and Cash Equivalents	2
Borrowings	(123)
Other assets and liabilities, net	(6)
Net assets acquired	80

Anticorrosion Coating Assets [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combination [text block]
Fair value of acquired assets and liabilities as of acquisition date (July, 1, 2023):	$ million
Property, Plant and Equipment	11
Working capital	2
Net assets acquired	13

Republic Tube Pipe Processing Facility [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combination [text block]
Fair value of acquired assets and liabilities as of acquisition date (September, 6, 2023):	$ million
Property, Plant and Equipment	85
Working capital	(1)
Other assets and liabilities, net	2
Net assets acquired	85

Mattrs Pipe Coating Business Unit [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combination [text block]
Fair value of acquired assets and liabilities as of acquisition date (November 30, 2023):	$ million
Property, Plant and Equipment	126
Intangible assets	29
Working capital	(13)
Cash and Cash Equivalents	21
Provisions	(7)
Other assets and liabilities, net	13
Net assets acquired	169